                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended; December 31, 2009

Check here if Amendment [ ]; Amendment Number; ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MarshField Associates, Inc.
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                         Washington, DC            2/16/10
------------------------------------   -----------------------   ---------------
[Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________________
[Repeat as necessary.]

Marshfield Associates
FORM 13F

31-Dec-09

                                                                                                        Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                 -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
Americredit Corp               COM            03060R101       22119 1161705 SH       Sole             1161705
Arch Capital Group Ltd         COM            G0450A105       18348  256431 SH       Sole              256431
Berkshire Hathaway Class A     COM            084670108       14582     147 SH       Sole                 147
Berkshire Hathaway Class B     COM            084670207       24717    7522 SH       Sole                7522
Brown & Brown, Inc.            COM            115236101       59504 3311323 SH       Sole             3311323
Burlington Northern Santa Fe C COM            12189T104       45146  457780 SH       Sole              457780
Fairfax Financial Hldgs LTD    COM            303901102      183085  469498 SH       Sole              469498
Fastenal Co                    COM            311900104       22581  542293 SH       Sole              542293
HomeFed Corp                   COM            43739D307         570   23252 SH       Sole               23252
J.P. Morgan Chase & Co.        COM            46625H100       16837  404063 SH       Sole              404063
Johnson & Johnson              COM            478160104        7086  110010 SH       Sole              110010
Leucadia National Corporation  COM            527288104       51838 2179001 SH       Sole             2179001
MDC Holdings                   COM            552676108        6039  194555 SH       Sole              194555
Markel Corp                    COM            570535104        3955   11631 SH       Sole               11631
Martin Marietta Materials      COM            573284106       46597  521162 SH       Sole              521162
Mc Donald's Corporation        COM            580135101        8119  130027 SH       Sole              130027
Moody's Corp.                  COM            615369105       19724  735983 SH       Sole              735983
NVR Inc.                       COM            62944T105       47247   66478 SH       Sole               66478
OneBeacon Insurance Group LT   COM            G67742109       11807  856804 SH       Sole              856804
Sysco Corp                     COM            871829107        9491  339699 SH       Sole              339699
US Bancorp                     COM            902973304       32321 1435829 SH       Sole             1435829
Verisk Analytics Inc Class A   COM            92345Y106         299    9877 SH       Sole                9877
Vulcan Materials Co            COM            929160109       24090  457374 SH       Sole              457374
Wells Fargo & Company          COM            949746101       78939 2924752 SH       Sole             2924752
YUM! Brands Inc                COM            988498101       91542 2617737 SH       Sole             2617737
REPORT SUMMARY                             25 DATA RECORDS   846584           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS
                                                                                FILED